Employee Benefit Plans and Postretirement Benefits - Net Amounts Recognized in Consolidated Balance Sheets (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Defined Benefit Plan Disclosure [Line Items]
Pension, postretirement and other postemployment benefits	$ (1,578)	$ (1,488)
Pension
Defined Benefit Plan Disclosure [Line Items]
Other assets	45	25
Pension, postretirement and other postemployment benefits	(887)	(773)
Net liability recognized at end of year	(842)	(748)
Healthcare
Defined Benefit Plan Disclosure [Line Items]
Other assets	0	0
Pension, postretirement and other postemployment benefits	(260)	(293)
Net liability recognized at end of year	(260)	(293)
Other
Defined Benefit Plan Disclosure [Line Items]
Other assets	0	0
Pension, postretirement and other postemployment benefits	(431)	(422)
Net liability recognized at end of year	$ (431)	$ (422)